UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     October 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $116,332 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100      844    24165 SH       SOLE                    24165        0        0
ALLIED CAP CORP NEW            COM              01903Q108      525    17850 SH       SOLE                    17850        0        0
AMERICAN INTL GROUP INC        COM              026874107     3889    57481 SH       SOLE                    57481        0        0
AMGEN INC                      COM              031162100     3523    62270 SH       SOLE                    62270        0        0
APPLE INC                      COM              037833100     4571    29785 SH       SOLE                    29785        0        0
BROADCOM CORP                  CL A             111320107     4061   111437 SH       SOLE                   111437        0        0
CHEESECAKE FACTORY INC         COM              163072101     3477   148154 SH       SOLE                   148154        0        0
CISCO SYS INC                  COM              17275R102     4744   143190 SH       SOLE                   143190        0        0
CITIGROUP INC                  COM              172967101     3253    69693 SH       SOLE                    69693        0        0
COLDWATER CREEK INC            COM              193068103     2272   209235 SH       SOLE                   209235        0        0
COLGATE PALMOLIVE CO           COM              194162103     4261    59745 SH       SOLE                    59745        0        0
DISNEY WALT CO                 COM DISNEY       254687106      202     5863 SH       SOLE                     5863        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1090   474114 SH       SOLE                   474114        0        0
FAMOUS DAVES AMER INC          COM              307068106     4287   263641 SH       SOLE                   263641        0        0
GENERAL ELECTRIC CO            COM              369604103     4510   108942 SH       SOLE                   108942        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733w105      431     8100 SH       SOLE                     8100        0        0
INDIA FD INC                   COM              454089103     4236    78018 SH       SOLE                    78018        0        0
JABIL CIRCUIT INC              COM              466313103     3015   131985 SH       SOLE                   131985        0        0
JOHNSON & JOHNSON              COM              478160104     4395    66900 SH       SOLE                    66900        0        0
KONA GRILL INC                 COM              50047h201     3882   218730 SH       SOLE                   218730        0        0
LEGG MASON INC                 COM              524901105     2744    32560 SH       SOLE                    32560        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3330    95180 SH       SOLE                    95180        0        0
MATHSTAR INC                   COM              576801203     1796  1561592 SH       SOLE                  1561592        0        0
MEDTRONIC INC                  COM              585055106     3974    70450 SH       SOLE                    70450        0        0
MSC INDL DIRECT INC            CL A             553530106     3317    65575 SH       SOLE                    65575        0        0
PEPSICO INC                    COM              713448108     4271    58300 SH       SOLE                    58300        0        0
PROCTER & GAMBLE CO            COM              742718109     3995    56792 SH       SOLE                    56792        0        0
QUALCOMM INC                   COM              747525103     2817    66665 SH       SOLE                    66665        0        0
RESEARCH IN MOTION LTD         COM              760975102      296     3000 SH       SOLE                     3000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     3155    79085 SH       SOLE                    79085        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5042   159510 SH       SOLE                   159510        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      207     5450 SH       SOLE                     5450        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4445    99955 SH       SOLE                    99955        0        0
TURKISH INVT FD INC            COM              900145103     3069   150590 SH       SOLE                   150590        0        0
VERIFONE HLDGS INC             COM              92342Y109     5303   119635 SH       SOLE                   119635        0        0
VISION-SCIENCES INC DEL        COM              927912105     1666   816845 SH       SOLE                   816845        0        0
VITAL IMAGES INC               COM              92846N104     2380   121915 SH       SOLE                   121915        0        0
WALGREEN CO                    COM              931422109     3057    64720 SH       SOLE                    64720        0        0